Financial assets at fair value through other comprehensive income - Changes in fair value (Details) - EUR (€) € in Millions		3 Months Ended	6 Months Ended	12 Months Ended
		Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Opening balance			€ 878,985
Closing balance			971,591	€ 878,985
FVOCI [member]
Disclosure of financial assets [line items]
Opening balance		€ 31,223	34,468	31,223
Additions			13,095	16,270
Amortisation			32	(12)
Transfers and reclassifications			1	3
Changes in unrealised revaluations	[1]		322	397
Impairments			0	(2)
Reversals of impairments			(3)	1
Disposals and redemptions		(880)	(8,526)	(13,389)
Exchange rate differences			(396)	(25)
Changes in the composition of the group and other changes			0	3
Closing balance			38,993	34,468
FVOCI [member] | Equity securities [member]
Disclosure of financial assets [line items]
Opening balance		3,228	2,306	3,228
Additions			9	11
Transfers and reclassifications			1	3
Changes in unrealised revaluations	[1]		(289)	139
Disposals and redemptions			(1)	(1,091)
Exchange rate differences			(27)	15
Changes in the composition of the group and other changes				0
Closing balance			1,998	2,306
FVOCI [member] | Debt securities and loans and advances [Member]
Disclosure of financial assets [line items]
Opening balance	[2]	€ 27,995	32,163	27,995
Additions	[2]		13,087	16,259
Amortisation	[2]		32	(12)
Transfers and reclassifications	[2]		0	0
Changes in unrealised revaluations	[1],[2]		611	258
Impairments	[2]		0	(2)
Reversals of impairments	[2]		(3)	1
Disposals and redemptions	[2]		(8,524)	(12,298)
Exchange rate differences	[2]		(369)	(40)
Changes in the composition of the group and other changes	[2]		0	2
Closing balance			€ 36,995	€ 32,163 [2]

[1]	2 Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss.
[2]	1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.